Summary of Significant Accounting Policies - Schedule of basic and diluted net loss per ordinary share (Detail) - USD ($)	3 Months Ended				5 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2021		Dec. 31, 2021	Sep. 30, 2022
Class A Ordinary Shares Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss							$ (79,500)
Denominator:
Weighted average shares outstanding, Basic							2,930,335
Weighted average shares outstanding, Diluted							2,930,335
Basic net loss per shares							$ 0.03
Diluted net loss per shares							$ 0.03
Class B Ordinary Shares Not Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss							$ (135,718)
Denominator:
Weighted average shares outstanding, Basic							5,002,500
Weighted average shares outstanding, Diluted							5,002,500
Basic net loss per shares							$ 0.03
Diluted net loss per shares							$ 0.03
Common Class A [Member]
Numerator:
Allocation of net loss	$ 567,724							$ 365,489
Denominator:
Weighted average shares outstanding, Basic	20,010,000		0		0		2,903,335	20,010,000
Weighted average shares outstanding, Diluted	20,010,000		0		0		2,903,335	20,010,000
Basic net loss per shares	$ 0.03		$ 0		$ 0		$ (0.03)	$ 0.02
Diluted net loss per shares	$ 0.03		$ 0		$ 0		$ (0.03)	$ 0.02
Common Class B [Member]
Numerator:
Allocation of net loss	$ 141,931							$ 91,372
Denominator:
Weighted average shares outstanding, Basic	5,002,500	[1]	4,435,000	[1]	4,435,000	[1]	5,002,500	5,002,500	[1]
Weighted average shares outstanding, Diluted	5,002,500	[1]	4,435,000	[1]	4,435,000	[1]	5,002,500	5,002,500	[1]
Basic net loss per shares	$ 0.03		$ 0		$ 0		$ (0.003)	$ 0.02
Diluted net loss per shares	$ 0.03		$ 0		$ 0		$ (0.003)	$ 0.02

[1]	For the period from April 22, 2021 (inception) through June 30, 2021, Class B ordinary shares excluded 562,500 shares subject to forfeiture.